SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Within one year	$ 62,669
Within two to three years	11,837
Total	$ 74,506
Gamehaus Inc [Member]
Within one year		$ 61,652
Within two to three years		58,754
Total		$ 120,406